ALPS Series Trust

Insignia Macro Fund (the “Fund”)

Supplement dated April 13, 2018 to the Fund’s Prospectus, dated January 29, 2018, as subsequently amended and revised (the “Prospectus”)

Effective immediately, in the “Performance Information” section on page 11 of the Prospectus, under the header “Annual Total Returns (For the Calendar Years ended 12/31) – Class A Shares,” the bar chart for Class A Shares is hereby deleted and replaced in its entirety with the following bar chart:

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE